MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

SEPTEMBER 30, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         MONEY MARKET OBLIGATIONS TRUST (the “Trust”)
Automated Cash Management Trust
Automated Government Money Trust
Federated Capital Reserves Fund
Federated Government Reserves Fund
Federated Master Trust
Federated Municipal Trust
Federated Short-Term U.S. Government Trust
Government Obligations Fund
Government Obligations Tax-Managed Fund
Liberty U.S. Government Money Market Trust
Money Market Management
Municipal Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund
Trust for U.S. Treasury Obligations
(the “Funds”)
1933 Act File No. 33-31602
1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust, with respect to the Funds, hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 106 on September 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-7404.

Very truly yours,

/s/ Leslie K. Ross
Leslie K. Ross
Assistant Secretary